Income Taxes (Details) - Schedule of Reconciled to the Income Before Income Taxes - USD ($)	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021
Schedule of Reconciled to the Income Before Income Taxes [Line Items]
Income before taxes excluded the amounts of loss incurring entities	$ 15,201	$ 4,936,803	$ 4,849,826
PRC EIT tax rates	20.00%
Tax at the PRC EIT tax rates	$ 3,040	740,521	763,440
Tax effect of R&D expenses deduction		(618,891)	(1,105,212)
Tax effect of deferred tax recognized	$ 616,763	$ 106,775	$ 208,832
Effect of preferential tax of PRC subsidiary	(2413.00%)
Tax effect of non-deductible expenses	$ (390,066)	$ 98,538	$ 75,854
Income tax provision	$ 227,324	$ 326,942	$ (57,086)
Maximum [Member]
Schedule of Reconciled to the Income Before Income Taxes [Line Items]
PRC EIT tax rates	25.00%	25.00%	25.00%
Minimum [Member]
Schedule of Reconciled to the Income Before Income Taxes [Line Items]
PRC EIT tax rates	15.00%	15.00%	15.00%